Document and Entity Information	Jun. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001639825
Document Type	8-K
Document Period End Date	Jun. 06, 2022
Entity Registrant Name	Peloton Interactive, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39058
Entity Tax Identification Number	47-3533761
Entity Address, Address Line One	441 Ninth Avenue
Entity Address, Address Line Two	Sixth Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(917)
Local Phone Number	671-9198
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000025 par value per share
Trading Symbol	PTON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false